Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Miller/Howard Funds Trust
Central Index Key	0001657267
Amendment Flag	false
Document Creation Date	Feb. 26, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Miller/Howard Income-Equity Fund | Adviser Share Class
Prospectus:
Trading Symbol	MHIDX
Miller/Howard Income-Equity Fund | Class I Shares
Prospectus:
Trading Symbol	MHIEX
Miller/Howard Drill Bit to Burner Tip® Fund | Adviser Share Class
Prospectus:
Trading Symbol	DBBDX
Miller/Howard Drill Bit to Burner Tip® Fund | Class I Shares
Prospectus:
Trading Symbol	DBBEX
Miller/Howard Infrastructure Fund | Class I Shares
Prospectus:
Trading Symbol	INMEX